Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.5%)
	Freeport-McMoRan Inc.	30,861	1,449
	CF Industries Holdings Inc.	6,310	512
	Reliance Steel & Aluminum Co.	2,590	494
	Nucor Corp.	3,674	484
	Steel Dynamics Inc.	6,126	432
	UFP Industries Inc.	4,840	415
	Olin Corp.	7,602	392
	Boise Cascade Co.	4,406	352
	AdvanSix Inc.	7,566	303
	Southern Copper Corp.	4,184	290
	Mosaic Co.	5,174	271
	Commercial Metals Co.	4,763	184
	Mueller Industries Inc.	3,008	172
	Celanese Corp. Class A	1,190	166
	Timken Co.	1,840	121
	International Paper Co.	2,467	107
	US Steel Corp.	3,872	105
	Dow Inc.	1,327	78
	Balchem Corp.	557	77
	Materion Corp.	917	77
	Tronox Holdings plc Class A	3,584	73
	Cabot Corp.	908	67
	Stepan Co.	631	65
	Fastenal Co.	1,076	55
	Valvoline Inc.	1,053	34
			6,775
Consumer Discretionary (17.1%)
	Lowe's Cos. Inc.	5,304	1,173
	Costco Wholesale Corp.	1,714	890
	Target Corp.	3,898	779
	Ford Motor Co.	37,863	665
*	O'Reilly Automotive Inc.	822	534
*	NVR Inc.	102	506
*	AutoNation Inc.	4,199	481
	Dillard's Inc. Class A	1,888	473
	Dick's Sporting Goods Inc.	4,418	464
	Fox Corp. Class A	10,641	445
*	AutoZone Inc.	238	444
	Omnicom Group Inc.	4,964	416
	AMERCO	691	399
	LKQ Corp.	8,467	398
	eBay Inc.	7,023	383

		Shares	Market Value ($000)
	Scholastic Corp.	8,407	354
	Macy's Inc.	12,935	335
	Whirlpool Corp.	1,516	305
	Oxford Industries Inc.	3,381	299
	Genuine Parts Co.	2,423	296
	International Game Technology plc	9,667	296
	Williams-Sonoma Inc.	1,980	287
	Bath & Body Works Inc.	5,281	282
	Movado Group Inc.	7,137	281
	Ethan Allen Interiors Inc.	10,552	275
*	BJ's Wholesale Club Holdings Inc.	4,294	270
	Rush Enterprises Inc. Class A	5,120	266
	Advance Auto Parts Inc.	1,187	243
*	Cars.com Inc.	15,048	243
	H&R Block Inc.	9,633	239
*	Abercrombie & Fitch Co. Class A	6,195	236
	Service Corp. International	3,831	233
	Signet Jewelers Ltd.	3,262	230
	Penske Automotive Group Inc.	2,208	217
	Toll Brothers Inc.	3,995	217
	Tilly's Inc. Class A	16,959	215
	Tapestry Inc.	5,206	213
	Nexstar Media Group Inc. Class A	1,147	212
	Interpublic Group of Cos. Inc.	5,662	208
	Lithia Motors Inc. Class A	601	205
	Travel + Leisure Co.	3,568	200
	Lennar Corp. Class A	2,193	197
	Hibbett Inc.	4,349	196
*	TravelCenters of America Inc.	4,591	194
	Hanesbrands Inc.	12,094	187
	Shoe Carnival Inc.	6,366	186
	Group 1 Automotive Inc.	1,011	184
*	Crocs Inc.	2,172	182
*	Skyline Champion Corp.	2,676	180
*	Tri Pointe Homes Inc.	8,037	180
*	MarineMax Inc.	3,796	174
*	Etsy Inc.	1,115	173
*	Knowles Corp.	7,862	171
*	Liquidity Services Inc.	9,521	164
	Sonic Automotive Inc. Class A	2,970	160
	Acushnet Holdings Corp.	3,571	156
*	Deckers Outdoor Corp.	536	155
*	Funko Inc. Class A	8,862	155
	Rent-A-Center Inc.	5,390	153
	Buckle Inc.	4,154	150
	PulteGroup Inc.	2,974	148
*	Perdoceo Education Corp.	14,147	148
	Gentex Corp.	4,851	147
	PVH Corp.	1,504	147
*	Lululemon Athletica Inc.	453	145
	Inter Parfums Inc.	1,529	142
	Lear Corp.	884	139
*	Gentherm Inc.	1,622	138
	OneWater Marine Inc. Class A	2,714	138
*	ODP Corp.	3,138	138
*	Helen of Troy Ltd.	655	135
	Cato Corp. Class A	7,527	132
*	XPEL Inc.	1,784	130

		Shares	Market Value ($000)
*	Academy Sports & Outdoors Inc.	3,979	129
*	Malibu Boats Inc. Class A	1,801	125
*	Sleep Number Corp.	1,903	125
	Century Communities Inc.	1,914	122
*	Citi Trends Inc.	3,210	120
*	LGI Homes Inc.	938	118
	Steven Madden Ltd.	2,736	117
*	Zumiez Inc.	2,583	115
*	Master Craft Boat Holdings Inc.	3,978	114
*	Cavco Industries Inc.	416	113
*	Asbury Automotive Group Inc.	579	112
*	Central Garden & Pet Co. Class A	2,518	111
	News Corp. Class B	4,900	110
	HNI Corp.	2,684	109
	Garmin Ltd.	985	109
*	Conn's Inc.	5,895	108
	Best Buy Co. Inc.	1,111	107
*	Take-Two Interactive Software Inc.	652	106
*	Goodyear Tire & Rubber Co.	6,769	105
*	Duluth Holdings Inc. Class B	7,309	102
	Aaron's Co. Inc.	4,870	102
*	GoPro Inc. Class A	11,609	100
	Kontoor Brands Inc.	2,010	100
	A-Mark Precious Metals Inc.	1,396	100
	Polaris Inc.	815	99
	Ralph Lauren Corp. Class A	750	99
*	Clean Energy Fuels Corp.	13,136	96
	Johnson Outdoors Inc. Class A	1,139	94
	Tractor Supply Co.	463	94
	Dana Inc.	4,754	89
	Newell Brands Inc.	3,678	87
	Standard Motor Products Inc.	2,001	87
*	Turtle Beach Corp.	3,679	87
	DR Horton Inc.	1,012	86
*	Ulta Beauty Inc.	230	86
	Estee Lauder Cos. Inc. Class A	285	84
	Winnebago Industries Inc.	1,275	82
*	Lands' End Inc.	4,757	81
	Matthews International Corp. Class A	2,448	81
*	Vera Bradley Inc.	10,671	81
	Kohl's Corp.	1,427	79
	Walmart Inc.	587	79
	Haverty Furniture Cos. Inc.	2,706	77
*	RH	191	77
	Laureate Education Inc. Class A	6,718	73
*	Meritage Homes Corp.	721	71
*	Beazer Homes USA Inc.	4,105	67
	John Wiley & Sons Inc. Class A	1,309	66
*	Sally Beauty Holdings Inc.	3,729	64
	News Corp. Class A	2,752	61
*	Callaway Golf Co.	2,252	56
*	1-800-Flowers.com Inc. Class A	3,576	55
*	Copart Inc.	420	52
*	Universal Electronics Inc.	1,446	48
*	General Motors Co.	976	46
	Murphy USA Inc.	257	46
*	YETI Holdings Inc.	734	45
*	Boot Barn Holdings Inc.	511	44

		Shares	Market Value ($000)
*	American Axle & Manufacturing Holdings Inc.	4,580	42
	Qurate Retail Inc. Series A	7,489	41
*	PROG Holdings Inc.	1,109	34
	La-Z-Boy Inc.	1,113	32
	Foot Locker Inc.	942	30
	Global Industrial Co.	912	29
			25,637
Consumer Staples (6.2%)
	Altria Group Inc.	31,538	1,618
	CVS Health Corp.	9,764	1,012
	McKesson Corp.	3,045	837
	Tyson Foods Inc. Class A	8,771	813
	Kroger Co.	16,845	788
	SpartanNash Co.	22,906	645
	Ingles Markets Inc. Class A	7,227	594
	Weis Markets Inc.	6,054	373
	Flowers Foods Inc.	10,115	277
	Vector Group Ltd.	22,514	252
	Coca-Cola Consolidated Inc.	457	227
	Philip Morris International Inc.	2,087	211
	Archer-Daniels-Midland Co.	2,613	205
*	Monster Beverage Corp.	2,054	173
*	USANA Health Sciences Inc.	1,886	166
	AmerisourceBergen Corp. Class A	1,105	158
	Albertsons Cos. Inc. Class A	5,384	157
*	Darling Ingredients Inc.	2,099	152
	Kraft Heinz Co.	3,664	144
*	Pilgrim's Pride Corp.	3,630	86
*	Sprouts Farmers Market Inc.	2,907	83
*	Hain Celestial Group Inc.	2,112	77
	Casey's General Stores Inc.	360	68
	Edgewell Personal Care Co.	1,688	60
*	BellRing Brands Inc. Class A	2,088	53
	John B Sanfilippo & Son Inc.	603	48
			9,277
Energy (9.8%)
	Chevron Corp.	12,243	1,763
	EOG Resources Inc.	13,993	1,608
	Exxon Mobil Corp.	18,940	1,485
	ConocoPhillips	9,826	932
	Cheniere Energy Inc.	5,543	737
	Marathon Oil Corp.	27,230	614
	Civitas Resources Inc.	9,553	482
	Northern Oil and Gas Inc.	17,999	451
	PDC Energy Inc.	6,665	430
	SunCoke Energy Inc.	53,002	420
	Oasis Petroleum Inc.	3,004	398
	California Resources Corp.	9,526	393
*	W&T Offshore Inc.	75,222	366
	Occidental Petroleum Corp.	8,262	361
	Targa Resources Corp.	5,107	334
	Falcon Minerals Corp.	57,962	333
*	CONSOL Energy Inc.	10,749	331
	Continental Resources Inc.	4,908	272
*	Range Resources Corp.	10,941	251
*	Centrus Energy Corp. Class A	5,178	234
	Ovintiv Inc. (XNYS)	5,020	230

		Shares	Market Value ($000)
*	Antero Resources Corp.	9,326	214
	Marathon Petroleum Corp.	2,647	206
	Antero Midstream Corp.	19,230	193
	Coterra Energy Inc.	7,791	182
*	Renewable Energy Group Inc.	2,470	152
	Magnolia Oil & Gas Corp. Class A	6,656	149
	Warrior Met Coal Inc.	4,197	132
	Berry Corp.	12,988	130
*	Earthstone Energy Inc. Class A	8,291	108
	Diamondback Energy Inc.	700	97
	Pioneer Natural Resources Co.	395	95
*	Newpark Resources Inc.	24,764	93
*	Southwestern Energy Co.	18,200	91
*	Denbury Inc.	1,187	86
	Murphy Oil Corp.	2,457	85
	Valero Energy Corp.	1,017	85
	Brigham Minerals Inc. Class A	3,273	75
	ChampionX Corp.	3,009	64
*	Comstock Resources Inc.	7,160	60
	Arch Resources Inc.	369	44
	Hess Corp.	330	33
			14,799
Financials (21.7%)
	Bank of New York Mellon Corp.	26,287	1,397
	Bank of America Corp.	28,260	1,249
*	Berkshire Hathaway Inc. Class B	3,425	1,101
	MetLife Inc.	15,062	1,017
	Wells Fargo & Co.	17,837	952
	Aon plc Class A (XNYS)	3,029	885
	Goldman Sachs Group Inc.	2,419	826
*	Mr Cooper Group Inc.	13,587	691
	JPMorgan Chase & Co.	4,418	626
	HomeStreet Inc.	11,760	605
	Hope Bancorp Inc.	34,831	591
	Associated Banc-Corp.	22,846	557
	T Rowe Price Group Inc.	3,581	518
	First Financial Bancorp	20,740	510
	First Financial Corp.	10,747	500
	First Commonwealth Financial Corp.	30,905	499
	Popular Inc.	5,101	469
	First BanCorp. (XNYS)	31,527	445
	Allstate Corp.	3,473	425
	Ameriprise Financial Inc.	1,387	416
	Hanmi Financial Corp.	15,823	413
	Comerica Inc.	4,216	403
	Jefferies Financial Group Inc.	10,602	377
	Northwest Bancshares Inc.	26,635	375
*	Enstar Group Ltd.	1,296	369
	Kearny Financial Corp.	26,270	347
*	Credit Acceptance Corp.	609	335
	Hilltop Holdings Inc.	10,795	334
	City Holding Co.	4,145	330
	FNB Corp.	24,427	328
	Fidelity National Financial Inc.	6,872	327
	WesBanco Inc.	8,867	324
	Byline Bancorp Inc.	11,788	321
	Eagle Bancorp Inc.	5,343	320
	HarborOne Bancorp Inc.	21,630	320

		Shares	Market Value ($000)
	Sandy Spring Bancorp Inc.	6,556	309
	Central Pacific Financial Corp.	10,559	308
	OFG Bancorp	10,773	304
	US Bancorp	5,146	291
	Aflac Inc.	4,766	291
	BOK Financial Corp.	2,821	290
	SLM Corp.	14,326	282
	Washington Federal Inc.	7,901	281
	First American Financial Corp.	4,051	272
	Simmons First National Corp. Class A	9,399	268
	Heritage Financial Corp.	10,102	265
	OceanFirst Financial Corp.	11,735	263
	Stifel Financial Corp.	3,576	263
	Fulton Financial Corp.	14,263	257
	Moody's Corp.	797	257
	Houlihan Lokey Inc. Class A	2,410	248
	Bank of NT Butterfield & Son Ltd.	6,431	247
	CNO Financial Group Inc.	10,181	246
	First Citizens BancShares Inc. Class A	311	245
	Virtus Investment Partners Inc.	1,009	243
	NBT Bancorp Inc.	6,018	231
	S&P Global Inc.	614	231
	B Riley Financial Inc.	3,742	223
	Piper Sandler Cos.	1,481	219
	Federal Agricultural Mortgage Corp. Class C	1,723	213
	QCR Holdings Inc.	3,755	210
	Stewart Information Services Corp.	2,999	204
	Midland States Bancorp Inc.	6,859	201
	Western Alliance Bancorp	2,051	192
*	PRA Group Inc.	4,250	190
	WSFS Financial Corp.	3,567	181
	Zions Bancorp NA	2,504	178
	Employers Holdings Inc.	4,500	175
	Northfield Bancorp Inc.	11,032	173
	Voya Financial Inc.	2,513	169
	Brookline Bancorp Inc.	9,563	164
	Federated Hermes Inc.	4,956	162
	HCI Group Inc.	2,540	158
	Nelnet Inc. Class A	1,950	157
	Merchants Bancorp	5,273	153
	Carlyle Group Inc.	3,115	146
	Primerica Inc.	1,110	144
	Provident Financial Services Inc.	5,822	138
	Hartford Financial Services Group Inc.	1,976	137
	Preferred Bank	1,721	135
	UMB Financial Corp.	1,198	122
	ServisFirst Bancshares Inc.	1,385	121
	Home BancShares Inc.	5,106	120
	1st Source Corp.	2,470	119
	Affiliated Managers Group Inc.	830	115
	Raymond James Financial Inc.	1,020	112
	Park National Corp.	810	109
	Meta Financial Group Inc.	1,946	108
	Equitable Holdings Inc.	3,160	103
*	SVB Financial Group	166	101
	Ameris Bancorp	1,954	97
	Oppenheimer Holdings Inc. Class A	2,255	97
	TriCo Bancshares	2,243	97

		Shares	Market Value ($000)
*	Columbia Financial Inc.	4,460	95
	Southside Bancshares Inc.	2,131	89
	Cathay General Bancorp	1,874	88
	Trustmark Corp.	2,789	88
	BankUnited Inc.	1,953	86
	Origin Bancorp Inc.	1,851	85
	Morgan Stanley	862	78
	KKR & Co. Inc.	1,277	77
	PacWest Bancorp	1,545	76
	Horizon Bancorp Inc.	3,740	75
	Independent Bank Corp.	3,078	73
	Washington Trust Bancorp Inc.	1,326	72
	Banner Corp.	1,109	68
	Cohen & Steers Inc.	805	65
	Blackstone Inc.	510	65
	Universal Insurance Holdings Inc.	5,444	63
	Franklin Resources Inc.	1,822	54
	KeyCorp	2,076	52
	State Street Corp.	593	51
	Citizens Financial Group Inc.	816	43
	Evercore Inc. Class A	342	43
	Walker & Dunlop Inc.	306	42
	First Bancorp (XNGS)	813	36
	TrustCo Bank Corp. NY	1,041	36
	Peoples Bancorp Inc.	1,121	35
	Lazard Ltd. Class A	1,004	35
	Artisan Partners Asset Management Inc. Class A	881	34
	Hanover Insurance Group Inc.	247	34
			32,575
Health Care (9.9%)
	Pfizer Inc.	30,567	1,435
	AbbVie Inc.	8,743	1,292
	HCA Healthcare Inc.	4,935	1,235
	Anthem Inc.	2,720	1,229
*	Regeneron Pharmaceuticals Inc.	1,979	1,224
	UnitedHealth Group Inc.	1,971	938
	Gilead Sciences Inc.	9,101	550
	Merck & Co. Inc.	6,880	527
	Abbott Laboratories	4,340	523
*	Molina Healthcare Inc.	1,625	499
*	Innoviva Inc.	25,082	482
	Johnson & Johnson	2,471	407
*	Tenet Healthcare Corp.	4,094	352
	Eli Lilly & Co.	1,373	343
	Quest Diagnostics Inc.	2,522	331
	Premier Inc. Class A	7,811	281
*	Laboratory Corp. of America Holdings	958	260
	West Pharmaceutical Services Inc.	613	237
*	Quidel Corp.	2,056	218
*	iTeos Therapeutics Inc.	5,441	197
*	United Therapeutics Corp.	1,137	189
*	Medpace Holdings Inc.	1,157	177
*	Eagle Pharmaceuticals Inc.	2,956	140
*	CorVel Corp.	875	139
*	Community Health Systems Inc.	12,957	136
*	Catalyst Pharmaceuticals Inc.	16,308	127
*	Moderna Inc.	821	126
*	AngioDynamics Inc.	5,236	123

		Shares	Market Value ($000)
*	DaVita Inc.	1,023	115
	Patterson Cos. Inc.	3,258	97
*	Amphastar Pharmaceuticals Inc.	3,349	93
*	Corcept Therapeutics Inc.	3,932	88
	Agilent Technologies Inc.	643	84
*	ModivCare Inc.	681	80
*	Prothena Corp. plc	2,199	76
*	Masimo Corp.	479	75
*	Vanda Pharmaceuticals Inc.	6,574	75
*	Varex Imaging Corp.	2,980	70
*	Edwards Lifesciences Corp.	581	65
*	Align Technology Inc.	107	55
	PerkinElmer Inc.	297	53
*	Computer Programs and Systems Inc.	1,608	50
*	Meridian Bioscience Inc.	1,928	49
*	Amneal Pharmaceuticals Inc.	7,082	32
			14,874
Industrials (15.0%)
	American Express Co.	5,078	988
	Northrop Grumman Corp.	2,228	985
	Accenture plc Class A	2,185	691
	Sherwin-Williams Co.	2,344	617
	Johnson Controls International plc	7,560	491
	Louisiana-Pacific Corp.	6,578	473
	Automatic Data Processing Inc.	2,021	413
	General Dynamics Corp.	1,536	360
	SFL Corp. Ltd.	34,985	348
	Robert Half International Inc.	2,813	338
*	AMN Healthcare Services Inc.	2,989	317
	Dorian LPG Ltd.	21,757	300
*	FTI Consulting Inc.	2,046	299
	Old Dominion Freight Line Inc.	946	297
	Matson Inc.	2,638	292
	Heidrick & Struggles International Inc.	6,758	289
	Encore Wire Corp.	2,438	284
	Kforce Inc.	3,625	273
	Eaton Corp. plc	1,771	273
	Paychex Inc.	2,232	266
	Zurn Water Solutions Corp.	8,187	266
	Regal Rexnord Corp.	1,622	260
	Acuity Brands Inc.	1,348	246
	Simpson Manufacturing Co. Inc.	2,070	245
	Crown Holdings Inc.	1,977	243
	Insteel Industries Inc.	6,450	239
*	TopBuild Corp.	1,110	238
	ArcBest Corp.	2,549	236
*	Hub Group Inc. Class A	2,798	236
	A O Smith Corp.	3,437	236
*	MYR Group Inc.	2,619	235
*	Saia Inc.	815	234
*	Titan Machinery Inc.	8,163	231
	Covenant Logistics Group Inc. Class A	10,193	229
	Ryder System Inc.	2,868	226
	AGCO Corp.	1,864	224
*	ExlService Holdings Inc.	1,636	198
*	United Rentals Inc.	588	189
	Apogee Enterprises Inc.	4,167	188
	Fortune Brands Home & Security Inc.	2,161	188

		Shares	Market Value ($000)
*	Zebra Technologies Corp. Class A	450	186
	3M Co.	1,244	185
*	TrueBlue Inc.	6,758	184
	Brunswick Corp.	1,913	183
*	Cross Country Healthcare Inc.	8,163	182
	Werner Enterprises Inc.	4,189	182
	Watts Water Technologies Inc. Class A	1,242	179
*	ASGN Inc.	1,600	177
	Resources Connection Inc.	10,559	175
	ICF International Inc.	1,960	174
	Snap-on Inc.	830	174
	Textainer Group Holdings Ltd.	4,907	174
*	Atlas Air Worldwide Holdings Inc.	2,182	171
	Eagle Materials Inc.	1,250	171
	EMCOR Group Inc.	1,481	171
*	Generac Holdings Inc.	543	171
	Dover Corp.	1,065	167
	Schneider National Inc. Class B	6,373	166
	Genco Shipping & Trading Ltd.	8,483	164
	Cummins Inc.	787	161
	Illinois Tool Works Inc.	729	158
	ManpowerGroup Inc.	1,487	158
*	Trex Co. Inc.	1,712	157
*	Safe Bulkers Inc.	36,394	152
	CSW Industrials Inc.	1,256	151
*	Great Lakes Dredge & Dock Corp.	10,521	148
	ITT Inc.	1,641	144
	REV Group Inc.	10,202	138
*	TriNet Group Inc.	1,536	134
*	CoreCivic Inc.	14,475	132
	Knight-Swift Transportation Holdings Inc.	2,411	131
	Owens Corning	1,403	131
	Quanex Building Products Corp.	5,478	125
*	Sterling Construction Co. Inc.	4,237	125
	Quanta Services Inc.	1,116	122
	Insperity Inc.	1,281	115
	JB Hunt Transport Services Inc.	552	112
	Marten Transport Ltd.	6,388	110
	Oshkosh Corp.	985	109
	Pentair plc	1,874	109
*	API Group Corp.	5,075	109
	Emerson Electric Co.	1,150	107
	Franklin Electric Co. Inc.	1,262	107
*	Keysight Technologies Inc.	679	107
	Triton International Ltd.	1,587	104
	Landstar System Inc.	634	98
	Shyft Group Inc.	2,427	98
	Crane Co.	937	95
	Heartland Express Inc.	6,606	95
	Westrock Co.	2,096	95
	WW Grainger Inc.	191	91
	CRA International Inc.	1,012	90
	Costamare Inc.	6,680	90
	Hubbell Inc. Class B	497	89
	Myers Industries Inc.	5,331	89
*	Berry Global Group Inc.	1,433	87
	Kadant Inc.	421	83
	Korn Ferry	1,217	81

		Shares	Market Value ($000)
*	Modine Manufacturing Co.	7,899	80
*	Construction Partners Inc. Class A	2,884	77
	Badger Meter Inc.	746	74
	United Parcel Service Inc. Class B	348	73
	Federal Signal Corp.	2,002	72
*	Beacon Roofing Supply Inc.	1,136	68
*	Teekay Corp.	20,309	68
	Watsco Inc.	241	66
	EVERTEC Inc.	1,604	65
	Argan Inc.	1,508	59
	Columbus McKinnon Corp.	1,264	58
*	Masonite International Corp.	616	58
*	Atkore Inc.	559	57
*	Mohawk Industries Inc.	399	56
	Standex International Corp.	461	49
	Caterpillar Inc.	256	48
*	WESCO International Inc.	391	48
	ABM Industries Inc.	976	44
*	MasTec Inc.	551	43
*	Vectrus Inc.	919	42
*	XPO Logistics Inc.	560	41
*	Gibraltar Industries Inc.	778	38
	Comfort Systems USA Inc.	387	33
	Ennis Inc.	1,652	31
	Packaging Corp. of America	214	31
	Exponent Inc.	314	30
	Sealed Air Corp.	446	30
			22,493
Real Estate (0.2%)
*	Jones Lang LaSalle Inc.	938	231
*	CBRE Group Inc. Class A	683	66
			297
Technology (13.2%)
*	Alphabet Inc. Class A	558	1,507
	Micron Technology Inc.	13,643	1,212
	Applied Materials Inc.	7,849	1,053
	Broadcom Inc.	1,649	969
	International Business Machines Corp.	7,211	883
*	Alphabet Inc. Class C	308	831
	KLA Corp.	2,217	773
*	Advanced Micro Devices Inc.	6,005	741
	Microsoft Corp.	2,461	735
	Jabil Inc.	11,690	676
	HP Inc.	17,831	613
*	Synaptics Inc.	2,458	561
	Cognizant Technology Solutions Corp. Class A	5,458	470
	Concentrix Corp.	2,263	452
*	Arrow Electronics Inc.	3,683	449
	NortonLifeLock Inc.	13,722	398
	QUALCOMM Inc.	2,186	376
	Dell Technologies Inc. Class C	7,124	363
*	Photronics Inc.	18,815	347
	Apple Inc.	1,872	309
	NVIDIA Corp.	1,172	286
*	Gartner Inc.	926	260
*	Fortinet Inc.	751	259
	CSG Systems International Inc.	4,005	247

		Shares	Market Value ($000)
*	Diodes Inc.	2,622	235
	Xperi Holding Corp.	13,556	235
	NetApp Inc.	2,892	227
	Amkor Technology Inc.	9,290	211
*	Teradata Corp.	4,195	210
	Oracle Corp.	2,709	206
	Teradyne Inc.	1,716	202
	Texas Instruments Inc.	1,029	175
*	Sanmina Corp.	4,321	172
	Kulicke & Soffa Industries Inc.	3,113	163
	Intel Corp.	3,377	161
	Amdocs Ltd.	2,035	160
*	Lattice Semiconductor Corp.	2,449	153
*	Avid Technology Inc.	4,830	152
	Shutterstock Inc.	1,645	149
*	TechTarget Inc.	1,709	134
*	Axcelis Technologies Inc.	1,854	128
*	Qorvo Inc.	917	125
*	CACI International Inc. Class A	415	116
*	Box Inc. Class A	4,363	112
*	Meta Platforms Inc. Class A	520	110
	Vishay Intertechnology Inc.	5,573	107
*	SMART Global Holdings Inc.	3,828	105
	Skyworks Solutions Inc.	749	104
*	FormFactor Inc.	2,541	103
	CTS Corp.	2,455	93
*	Cirrus Logic Inc.	1,074	93
	TD SYNNEX Corp.	912	93
	VMware Inc. Class A	732	86
*	NetScout Systems Inc.	2,705	84
*	Perficient Inc.	827	84
	Methode Electronics Inc.	1,823	83
	A10 Networks Inc.	5,708	81
*	ePlus Inc.	1,662	78
*	F5 Inc.	342	69
*	Kimball Electronics Inc.	3,965	68
*	Fabrinet	672	67
*	Mitek Systems Inc.	3,936	58
*	Plexus Corp.	624	51
*	EMCORE Corp.	12,381	48
*	Onto Innovation Inc.	386	33
	Hewlett Packard Enterprise Co.	1,999	32
			19,926
Telecommunications (2.0%)
	Cisco Systems Inc.	20,635	1,151
*	Ciena Corp.	4,490	307
	Motorola Solutions Inc.	1,122	247
	Juniper Networks Inc.	5,755	195
	Lumen Technologies Inc.	17,557	182
*	Clearfield Inc.	2,186	140
*	WideOpenWest Inc.	7,402	126
	ADTRAN Inc.	5,506	113
*	Arista Networks Inc.	914	112
*	Harmonic Inc.	10,173	95
*	Calix Inc.	1,733	94
*	Lumentum Holdings Inc.	833	82
*	Charter Communications Inc. Class A	112	67
*	Consolidated Communications Holdings Inc.	8,657	62

		Shares	Market Value ($000)
*	NETGEAR Inc.	1,433	38
			3,011
Total Common Stocks (Cost $124,706)			149,664
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 0.138% (Cost $295)	2,950	295
Total Investments (99.8%) (Cost $125,001)			149,959
Other Assets and Liabilities—Net (0.2%)			242
Net Assets (100%)			150,201
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2022	20	437	(18)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.